Risk and Capital Management - Maximum Exposure of Loan Operations and Lease Operations Portfolio Segregated By Business Sector (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 714,104	R$ 585,791
Loan operations and lease operations percentage	100.00%	100.00%
Industry and commerce [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 163,784	R$ 129,998
Loan operations and lease operations percentage	22.90%	22.20%
Services [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 172,322	R$ 126,718
Loan operations and lease operations percentage	24.10%	21.60%
Other sectors [Member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 37,565	R$ 26,693
Loan operations and lease operations percentage	5.30%	4.60%
Individuals [member]
Disclosure of credit risk exposure [line items]
Loan operations and lease operations portfolio	R$ 340,433	R$ 302,382
Loan operations and lease operations percentage	47.70%	51.60%